Note 15 - Income Taxes (Details) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Income Tax Reconciliation [Abstract]
Statutory income tax rate	26.50%	26.50%	26.50%
Statutory income tax recovery	CAD (2,688,048)	CAD (1,970,643)	CAD (1,021,934)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	640,481	164,723	417,879
Change in valuation allowance	2,683,775	1,804,406	(995,957)
Difference in net income before taxes between Canadian and U.S dollar	0	0	160,316
Investment tax credit	0	168,591	9,114
Financing costs booked to equity	281,063	23,348	208,271
FCR Election	0	253,856	0
Foreign exchange change	0	0	(985,544)
True up of tax returns	(356,095)	(15,991)	82,939
Tax loss expired, etc	950	463,300	588,598
Income Tax Expense/Benefit	CAD 0	CAD 0	CAD 0